Other current financial liabilities - Summary of other current financial liabilities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Other current financial liabilities
Financial liabilities due to third parties	€ 775,922	€ 851,032
Invoices not yet received	2,681,136	4,972,937
Customers with credit balances	174,870
Miscellaneous other financial liabilities	317,144	13,155
Total	€ 3,949,072	€ 5,837,124